Employee Benefit Plans - Obligation (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Obligation	$ 324.2	$ 284.0	$ 326.6
Other Post-retirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Obligation	16.0	13.4	14.9
Other Post-retirement Benefit Plans [Member] | Accrued Expenses and Other Current Liabilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Obligation	1.0	0.7
Other Post-retirement Benefit Plans [Member] | Pension and Other Post-retirement Liabilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Obligation	$ 15.0	$ 12.7